EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
EQUITY [Abstract]
Schedule of Stock Options and Stock Appreciation Rights Award Activity
T-1	Number	Weighted average exercise	Aggregate intrinsic value
	of options	price	(in thousands)

Outstanding at beginning of year	4,285,397	$11.77	-
Granted	681,000	10.85	-
Exercised	(265,445)	8.21	-
Forfeited	(204,183)	20.40	-

Outstanding at end of year	4,496,769	$11.45	390

Exercisable options at end of year	2,696,498	$12.12	364

Vested and expected to vest	3,914,144	$12.73	386

Summary of Restricted Stock Activity
		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2015	56,052	$10.34
Granted	-	$-
Vested	(39,552)	$9.87
Forfeited	-	-

Non-vested at December 31, 2015	16,500	$11.47

Schedule of Stock Option Activity by Exercise Price
	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$ 1.41	42,300	3.04	$1.41	42,300	3.04	$1.41
$ 4.81	32,731	3.56	$4.81	32,731	3.56	$4.81
$ 6.30-11.95	3,736,016	4.78	$10.14	2,105,740	4.21	$10.06
$ 12.09-15.51	525,618	3.92	$12.93	355,623	3.31	$13.24
$ 16.05-52.67	160,104	0.95	$41.08	160,104	0.95	$41.08

$ 1.41-52.67	4,496,769	4.52	$11.45	2,696,498	3.87	$12.12

Schedule of Weighted Average Fair Value of Options Granted
	Year ended December 31,
	2015	2014	2013

Weighted average exercise prices	$10.85	$10.81	$9.41

Weighted average fair value on grant date	$3.59	$4.02	$3.41

Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2015	2014	2013

Volatility	35%	38.5%	35%
Risk-free interest rate	1.18%	1.65%	1.05%
Dividend yield	0.00%	0.00%	0%
Post-vesting forfeiture rate	5.56%	5.56%	6.8%
Suboptimal exercise factor	2.0	2.0	2.0
Contractual life (in years)	7-10	7-10	7

Schedule of Share-Based Compensation Expense
	Year ended December 31,
	2015	2014	2013

Cost of revenues	$197	$160	$288
Research and development	332	370	766
Sales and marketing	1,284	1,093	1,258
General and administrative	1,962	2,077	2,177

Total equity-based compensation expense before taxes	$3,775	$3,700	$4,489